FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

Fair value measurements are determined in accordance with ASC 820, Fair Value Measurements, which defines fair value as an exit price that represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a framework for fair value measurements and includes a three-tier hierarchy that prioritizes the use of observable inputs for fair value measurements:

Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3— unobservable inputs that are supported by little or no market activities.

Investments measured at fair value on a recurring basis

The Group's financial assets and liabilities measured at fair value on a recurring basis include investments in cash and cash equivalents, including money market funds, accounts receivables, other assets (except prepayments and deferred expenses), trade accounts payables, investments in non-marketable equity securities, equity method investments, financial assets and financial liabilities from discontinued operations and convertible debt. Cash, accounts receivable, and trade accounts payables are stated at their carrying value, which approximates fair value due to the short-term nature of these items except for the fair value of the convertible debt (Note 12).

Money market funds (presented as part of cash and cash equivalents) are measured at fair value and classified as Level 1 within the fair value hierarchy, as their valuation is based on quoted prices for identical assets in active markets or on inputs derived from quoted prices for similar instruments in active markets. As of December 31, 2024 and December 31, 2025, money market funds measured at fair value totaled $500.4 and $1,770.9, respectively.

Avride SAFE liability and Tranche Right liability

The SAFE liability and the Tranche Right liability are initially recorded at fair value in amount equal to proceeds received and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in other income / (loss), net. The fair value of the SAFE liability and the Tranche Right liability is estimated using a probability-weighted expected return method that incorporates significant unobservable inputs, including the expected timing of future financing or liquidity events, the probability and timing of achieving specified operational and financing milestones, and discount rates. Accordingly, these instruments are classified within Level 3 of the fair value hierarchy. For the year ended December 31, 2025, the Group recorded a $2.7 loss from the change in fair value of the SAFE liability and the Tranche Right liability, which was included in other income / (loss), net in the consolidated statement of operations.

Investments measured at fair value on a nonrecurring basis

With effect from the Toloka Deconsolidation on May 7, 2025, the Group no longer has control of Toloka Group and remeasured its retained equity interest to fair value of $130.6, which is classified within Level 3 of the fair value hierarchy. The valuation covered the total equity of Toloka Group, including both common (fair value $33.6) and preferred shares (fair value $97.0). The Group’s investment in Toloka’s common stock is accounted for as an equity method investment, while its investment in preferred shares is recorded as investment in non-marketable equity securities. The valuation was based primarily on the recent financing (market approach), with equity allocated using the Option Pricing Method. Significant unobservable inputs included a three-year expected liquidity horizon, 80% selected equity volatility, and a 24% weighted average cost of capital, including a company-specific risk premium.

Non-marketable equity securities represent the Group’s investments in privately held companies without readily determinable market values. The carrying value of these securities is adjusted to fair value based on observable transactions involving identical or similar investments of the same issuer or due to impairment. The Group remeasured its investment in ClickHouse to a fair value of $737.1 as of May 28, 2025, the date when an observable price change took place, based on ClickHouse’s Series C Financing.

The Group used a back-solve valuation approach to estimate the fair value of its investment in ClickHouse. The fair value is based on valuation techniques appropriate for the nature of such investments and the information available about the investee’s valuation and is classified within Level 3 of the fair values hierarchy. The fair value of the Group’s investment in ClickHouse was derived from the investee’s recent sale of similar securities in its Series C Financing. The Group uses an option-pricing model to adjust the observed transaction price for the rights and preferences of the various classes of securities and allocate the value to securities owned by the Group. The model includes assumptions around the investees’ expected time to liquidity and volatility, as well as application of an incremental discount for lack of marketability.

The following table summarizes information about the significant unobservable inputs used in the fair value measurement for the Group’s investment in ClickHouse:

Valuation input
Price per share in the recent financing transaction	$ 72.50
Equity volatility	65%
Estimated time to liquidity	3 years

For additional details about the cost and remeasurement amount of Group’s investments measured at fair value on a nonrecurring basis, see Note 5.